UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04670

Deutsche DWS Global/International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2023

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

June 30, 2023
Semiannual Report
to Shareholders
DWS RREEF Global Infrastructure Fund

Contents
4	Letter to Shareholders
5	Performance Summary
8	Portfolio Management Team
9	Portfolio Summary
11	Investment Portfolio
16	Statement of Assets and Liabilities
18	Statement of Operations
19	Statements of Changes in Net Assets
20	Financial Highlights
25	Notes to Financial Statements
37	Other Information
38	Information About Your Fund’s Expenses
40	Liquidity Risk Management
41	Advisory Agreement Board Considerations and Fee Evaluation
46	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS RREEF Global Infrastructure Fund

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Companies in the infrastructure, transportation, energy and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS RREEF Global Infrastructure Fund	|	3

Letter to Shareholders
Dear Shareholder:
This past year can be described as one where there were major structural disruptions and challenges impacting financial markets: record high inflation; end of ultra-loose monetary policy; impact of slower growth in China; ongoing political attacks on global trade; demographic change profoundly affecting more and more countries; and finally, the Ukraine conflict, the future course of which continues to be highly unpredictable.
It is therefore apparent that there will be no lack of challenges for investors in 2023. With looming recession concerns in the U.S. and Europe, we believe the prospects for equity returns will be challenging for the remainder of 2023. Further, aggressive tightening by the Federal Reserve and international monetary authorities has increased pressure on banks and their ability to lend, and also negatively impacted the performance of fixed income securities. Inflation continues to remain above monetary authority targets, however there is evidence that rate hikes by the Federal Reserve are beginning to take effect and cool the pace of rising prices.
Consequently, we believe that it is important for investors to diversify their investments given the level of volatility in markets. Balanced portfolios can help mitigate the negative impact of unexpected economic, geopolitical, and market events. While investment objectives are unique to each investor, we do believe there may be benefits to owning corporate and government bonds given their potential for yield as well as holding equities for their ability to counter the negative effects of persistent inflation.
In our view, these factors of market volatility, unpredictable economic events, and complex geo-political forces strongly underscore the value add of active portfolio management. The partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds. Thank you for your trust. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,

Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

4	|	DWS RREEF Global Infrastructure Fund

Performance SummaryJune 30, 2023 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/23
Unadjusted for Sales Charge	0.39%	–2.75%	5.11%	5.52%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–5.38%	–8.34%	3.88%	4.90%
MSCI World Index†	15.09%	18.51%	9.07%	9.50%
Dow Jones Brookfield Global Infrastructure Index††	1.37%	–1.25%	4.86%	6.00%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/23
Unadjusted for Sales Charge	0.07%	–3.44%	4.33%	4.73%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–0.92%	–3.44%	4.33%	4.73%
MSCI World Index†	15.09%	18.51%	9.07%	9.50%
Dow Jones Brookfield Global Infrastructure Index††	1.37%	–1.25%	4.86%	6.00%

Class R6	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 6/30/23
No Sales Charges	0.51%	–2.52%	5.40%	3.40%
MSCI World Index†	15.09%	18.51%	9.07%	8.16%
Dow Jones Brookfield Global Infrastructure Index††	1.37%	–1.25%	4.86%	3.01%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/23
No Sales Charges	0.40%	–2.68%	5.28%	5.71%
MSCI World Index†	15.09%	18.51%	9.07%	9.50%
Dow Jones Brookfield Global Infrastructure Index††	1.37%	–1.25%	4.86%	6.00%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/23
No Sales Charges	0.51%	–2.53%	5.37%	5.80%
MSCI World Index†	15.09%	18.51%	9.07%	9.50%
Dow Jones Brookfield Global Infrastructure Index††	1.37%	–1.25%	4.86%	6.00%

DWS RREEF Global Infrastructure Fund	|	5

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2023 are 1.38%, 2.16%, 1.03%, 1.21% and 1.12% for Class A, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended June 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.

6	|	DWS RREEF Global Infrastructure Fund

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on August 25, 2014.
†
MSCI World Index is an unmanaged index representing large and mid-cap equity performance across 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country.

††
Dow Jones Brookfield Global Infrastructure Index is an unmanaged equity index designed to measure the performance of pure-play infrastructure companies domiciled globally. The index covers all sectors of the infrastructure market. To be included in the index, a company must derive at least 70% of cash flows from infrastructures lines of business.
The Advisor believes the additional Dow Jones Brookfield Global Infrastructure Index reasonably represents the fund’s overall investment process. Please see the prospectus for details.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
6/30/23	$14.84	$14.59	$14.78	$14.77	$14.76
12/31/22	$15.01	$14.75	$14.95	$14.95	$14.93
Distribution Information as of 6/30/23
Income Dividends, Six Months	$.16	$.11	$.18	$.17	$.18
Capital Gain Distributions	$.0604	$.0604	$.0604	$.0604	$.0604

DWS RREEF Global Infrastructure Fund	|	7

Portfolio Management Team
John W. Vojticek, Global Head of Liquid Real Assets
Portfolio Manager of the Fund. Began managing the Fund in 2008.
—Joined DWS in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004; and previously Managing Director of Deutsche Asset Management from 1996–March 2004.
—Head and Chief Investment Officer of Liquid Real Assets for DWS.
—BS in Business Administration, University of Southern California.
Francis X. Greywitt III, Head of Investment Strategy Liquid Real Assets
Portfolio Manager of the Fund. Began managing the Fund in 2008.
—Joined DWS in 2005; previously has worked as a REIT analyst with KeyBanc Capital Markets covering the office sector.
—Co-Head of Infrastructure Securities and Co-Lead Portfolio Manager: Chicago.
—Investment industry experience began in 1999.
—BBA, St. Bonaventure University; MBA, University of Chicago.
Manoj H. Patel, CFA, Head of Investment Strategy Liquid Real Assets
Portfolio Manager of the Fund. Began managing the Fund in 2011.
—Joined DWS in 2011; previously worked as a Director and Portfolio Manager of infrastructure securities funds at Brookfield Investment Management.
—Co-Head of Infrastructure Securities and Co-Lead Portfolio Manager: Chicago.
—Investment industry experience began in 2002.
—BS, Indiana University-Bloomington.

8	|	DWS RREEF Global Infrastructure Fund

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/23	12/31/22
Common Stocks	100%	100%
Master Limited Partnerships	0%	0%
Cash Equivalents	0%	0%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	6/30/23	12/31/22
Utilities	48%	45%
Energy	22%	25%
Real Estate	14%	14%
Industrials	11%	12%
Communication Services	5%	4%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	6/30/23	12/31/22
United States	52%	54%
Canada	13%	13%
United Kingdom	8%	5%
Spain	5%	6%
France	4%	4%
Italy	4%	3%
Australia	4%	4%
China	2%	1%
Hong Kong	2%	3%
Netherlands	2%	—
Japan	1%	2%
Mexico	1%	2%
Other	2%	3%
	100%	100%

DWS RREEF Global Infrastructure Fund	|	9

Ten Largest Equity Holdings at June 30, 2023 (47.7% of Net Assets)	Country	Percent
1Enbridge, Inc.	Canada	6.8%
Provider of energy transportation, distribution and related services
2American Tower Corp.	United States	6.8%
Operator and developer of wireless communications and broadcast towers
3National Grid PLC	United Kingdom	5.4%
Provider of electricity and natural gas transmission services
4Sempra Energy	United States	4.8%
Provider of electric and natural gas products and services
5Exelon Corp.	United States	4.5%
Distributor of natural gas and electricity
6Vinci SA	France	4.0%
Provider of electrical, mechanical, civil engineering and construction services
7Cellnex Telecom SA	Spain	4.0%
Operator of wireless telecommunications infrastructure and broadcast infrastructure
8PG&E Corp.	United States	4.0%
Provider of electric and gas utilities
9Crown Castle, Inc.	United States	3.7%
Provider of wireless infrastructure
10CenterPoint Energy, Inc.	United States	3.7%
Provider of electric utilities
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 11. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 46 for contact information.

10	|	DWS RREEF Global Infrastructure Fund

Investment Portfolioas of June 30, 2023 (Unaudited)

	Shares	Value ($)
Common Stocks 99.0%
Australia 3.9%
APA Group (Units)	2,919,413	18,894,075
Transurban Group (Units)	2,625,119	25,014,502
(Cost $43,662,505)		43,908,577
Canada 12.5%
Enbridge, Inc.	2,075,737	77,153,644
Gibson Energy, Inc. (a)	460,768	7,244,988
Keyera Corp. (a)	597,235	13,772,809
Pembina Pipeline Corp.	745,949	23,452,558
TC Energy Corp. (a)	485,429	19,618,697
(Cost $137,542,077)		141,242,696
China 2.1%
China Tower Corp. Ltd. “H” , 144A	108,482,000	12,082,799
ENN Energy Holdings Ltd.	982,700	12,291,778
(Cost $27,627,937)		24,374,577
Denmark 1.4%
Orsted AS 144A (Cost $15,779,903)	164,711	15,615,149
France 4.4%
Getlink SE	228,875	3,890,385
Vinci SA	391,613	45,537,550
(Cost $34,615,354)		49,427,935
Germany 0.6%
RWE AG (Cost $6,174,581)	161,828	7,050,554
Hong Kong 2.1%
China Gas Holdings Ltd.	3,654,400	4,195,275
China Resources Gas Group Ltd.	999,000	3,421,534
Hong Kong & China Gas Co., Ltd.	12,321,800	10,662,664
Kunlun Energy Co., Ltd.	7,502,000	5,904,985
(Cost $30,979,542)		24,184,458
Italy 4.1%
Snam SpA	2,288,350	11,954,122
Terna - Rete Elettrica Nazionale	4,038,510	34,406,988
(Cost $43,032,013)		46,361,110
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Infrastructure Fund	|	11

	Shares	Value ($)
Japan 1.3%
East Japan Railway Co.	132,200	7,332,513
Tokyo Gas Co., Ltd.	337,800	7,370,882
(Cost $13,476,216)		14,703,395
Mexico 0.8%
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	46,535	8,316,735
Grupo Aeroportuario del Sureste SAB de CV (ADR)	5,227	1,451,486
(Cost $3,329,490)		9,768,221
Netherlands 2.0%
Ferrovial SE (Cost $11,954,753)	712,028	22,522,321
Spain 5.3%
Aena SME SA 144A	91,426	14,789,033
Cellnex Telecom SA 144A*	1,121,663	45,304,534
(Cost $49,359,938)		60,093,567
United Kingdom 7.4%
National Grid PLC	4,571,539	60,567,008
Severn Trent PLC	166,930	5,442,763
SSE PLC	554,362	12,985,096
United Utilities Group PLC	434,050	5,302,567
(Cost $72,662,728)		84,297,434
United States 51.1%
Ameren Corp.	294,204	24,027,641
American Tower Corp. (REIT)	396,598	76,916,216
American Water Works Co., Inc.	238,430	34,035,883
Atmos Energy Corp.	242,000	28,154,280
CenterPoint Energy, Inc.	1,448,393	42,220,656
Cheniere Energy, Inc.	111,015	16,914,245
Crown Castle, Inc. (REIT)	371,700	42,351,498
Exelon Corp.	1,257,516	51,231,202
Kinder Morgan, Inc.	1,036,982	17,856,830
NiSource, Inc.	1,328,630	36,338,031
ONEOK, Inc.	550,842	33,997,968
PG&E Corp.*	2,616,705	45,216,662
SBA Communications Corp. (REIT)	173,349	40,175,364
Sempra Energy	374,366	54,503,946
Targa Resources Corp.	93,730	7,132,853
The accompanying notes are an integral part of the financial statements.

12	|	DWS RREEF Global Infrastructure Fund

	Shares	Value ($)
Williams Companies, Inc.	680,007	22,188,628
Xcel Energy, Inc.	88,718	5,515,598
(Cost $422,749,870)		578,777,501
Total Common Stocks (Cost $912,946,907)		1,122,327,495
Master Limited Partnerships 0.3%
United States
Enterprise Products Partners LP (Cost $3,075,563)	117,575	3,098,101
Securities Lending Collateral 2.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.03% (b) (c) (Cost $31,317,725)	31,317,725	31,317,725
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 5.13% (b) (Cost $2,963,070)	2,963,070	2,963,070

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $950,303,265)	102.4	1,159,706,391
Other Assets and Liabilities, Net	(2.4)	(26,627,566)
Net Assets	100.0	1,133,078,825
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Infrastructure Fund	|	13

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2023 are as follows:
Value ($) at 12/31/2022	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2023	Value ($) at 6/30/2023
Securities Lending Collateral 2.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.03% (b) (c)
11,030,576	20,287,149 (d)	—	—	—	115,830	—	31,317,725	31,317,725
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 5.13% (b)
2,066,818	90,506,908	89,610,656	—	—	69,047	—	2,963,070	2,963,070
13,097,394	110,794,057	89,610,656	—	—	184,877	—	34,280,795	34,280,795

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at June 30, 2023 amounted to $29,914,880, which is 2.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

14	|	DWS RREEF Global Infrastructure Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$43,908,577	$—	$43,908,577
Canada	141,242,696	—	—	141,242,696
China	—	24,374,577	—	24,374,577
Denmark	—	15,615,149	—	15,615,149
France	—	49,427,935	—	49,427,935
Germany	—	7,050,554	—	7,050,554
Hong Kong	—	24,184,458	—	24,184,458
Italy	—	46,361,110	—	46,361,110
Japan	—	14,703,395	—	14,703,395
Mexico	9,768,221	—	—	9,768,221
Netherlands	—	22,522,321	—	22,522,321
Spain	—	60,093,567	—	60,093,567
United Kingdom	—	84,297,434	—	84,297,434
United States	578,777,501	—	—	578,777,501
Master Limited Partnerships	3,098,101	—	—	3,098,101
Short-Term Investments (a)	34,280,795	—	—	34,280,795
Total	$767,167,314	$392,539,077	$—	$1,159,706,391

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Infrastructure Fund	|	15

Statement of Assets and Liabilities
as of June 30, 2023 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $916,022,470) — including $29,914,880 of securities loaned	$1,125,425,596
Investment in DWS Government & Agency Securities Portfolio (cost $31,317,725)*	31,317,725
Investment in DWS Central Cash Management Government Fund (cost $2,963,070)	2,963,070
Receivable for investments sold	7,976,099
Receivable for Fund shares sold	367,063
Dividends receivable	5,306,421
Interest receivable	44,524
Foreign taxes recoverable	305,576
Receivable for spot foreign currency contracts	50,728
Other assets	79,054
Total assets	1,173,835,856
Liabilities
Cash overdraft	50,729
Foreign cash overdraft, at value (cost $647,668)	644,594
Payable upon return of securities loaned	31,317,725
Payable for investments purchased	5,614,438
Payable for Fund shares redeemed	1,647,885
Accrued management fee	757,256
Accrued Directors' fees	20,034
Other accrued expenses and payables	704,370
Total liabilities	40,757,031
Net assets, at value	$1,133,078,825
Net Assets Consist of
Distributable earnings (loss)	228,681,218
Paid-in capital	904,397,607
Net assets, at value	$1,133,078,825
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

16	|	DWS RREEF Global Infrastructure Fund

Statement of Assets and Liabilities as of June 30, 2023 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($297,932,163 ÷ 20,075,682 shares of capital stock outstanding, $.01 par value, 350,000,000 shares authorized)	$14.84
Maximum offering price per share (100 ÷ 94.25 of $14.84)	$15.75
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($29,813,919 ÷ 2,044,066 shares of capital stock outstanding, $.01 par value, 200,000,000 shares authorized)	$14.59
Class R6
Net Asset Value, offering and redemption price per share ($13,367,582 ÷ 904,320 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$14.78
Class S
Net Asset Value, offering and redemption price per share ($134,334,174 ÷ 9,092,143 shares of capital stock outstanding, $.01 par value, 500,000,000 shares authorized)	$14.77
Institutional Class
Net Asset Value, offering and redemption price per share ($657,630,987 ÷ 44,554,018 shares of capital stock outstanding, $.01 par value, 250,000,000 shares authorized)	$14.76
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Infrastructure Fund	|	17

Statement of Operations
for the six months ended June 30, 2023 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,629,917)	$22,015,597
Income distributions — DWS Central Cash Management Government Fund	69,047
Securities lending income, net of borrower rebates	115,830
Total income	22,200,474
Expenses:
Management fee	5,319,883
Administration fee	576,004
Services to shareholders	654,284
Distribution and service fees	568,105
Custodian fee	35,088
Professional fees	45,393
Reports to shareholders	56,098
Registration fees	33,526
Directors' fees and expenses	27,783
Other	61,756
Total expenses before expense reductions	7,377,920
Expense reductions	(597,161)
Total expenses after expense reductions	6,780,759
Net investment income	15,419,715
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	27,865,164
Foreign currency	47,367
27,912,531
Change in net unrealized appreciation (depreciation) on:
Investments	(37,485,996)
Foreign currency	36,624
(37,449,372)
Net gain (loss)	(9,536,841)
Net increase (decrease) in net assets resulting from operations	$5,882,874
The accompanying notes are an integral part of the financial statements.

18	|	DWS RREEF Global Infrastructure Fund

Statements of Changes in Net Assets
	Six Months Ended June 30, 2023	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$15,419,715	$19,878,745
Net realized gain (loss)	27,912,531	87,173,052
Change in net unrealized appreciation (depreciation)	(37,449,372)	(222,622,482)
Net increase (decrease) in net assets resulting from operations	5,882,874	(115,570,685)
Distributions to shareholders:
Class A	(4,466,864)	(30,069,067)
Class T	—	(307)
Class C	(342,027)	(4,711,605)
Class R6	(214,777)	(1,392,825)
Class S	(2,130,647)	(14,618,946)
Institutional Class	(10,715,531)	(72,595,562)
Total distributions	(17,869,846)	(123,388,312)
Fund share transactions:
Proceeds from shares sold	79,450,466	257,780,149
Reinvestment of distributions	15,757,888	108,618,380
Payments for shares redeemed	(170,805,107)	(421,373,435)
Net increase (decrease) in net assets from Fund share transactions	(75,596,753)	(54,974,906)
Increase (decrease) in net assets	(87,583,725)	(293,933,903)
Net assets at beginning of period	1,220,662,550	1,514,596,453
Net assets at end of period	$1,133,078,825	$1,220,662,550

The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Infrastructure Fund	|	19

Financial Highlights
DWS RREEF Global Infrastructure Fund — Class A
	Six Months Ended 6/30/23	Years Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$15.01	$18.01	$15.90	$16.53	$13.06	$15.03
Income (loss) from investment operations:
Net investment income[a]	.19	.23	.24	.16	.29	.29
Net realized and unrealized gain (loss)	(.14 )	(1.68)	2.91	(.56 )	3.47	(1.96)
Total from investment operations	.05	(1.45)	3.15	(.40 )	3.76	(1.67)
Less distributions from:
Net investment income	(.16 )	(.21 )	(.18 )	(.18 )	(.25 )	(.30 )
Net realized gains	(.06 )	(1.34)	(.86 )	(.05 )	—	—
Return of capital	—	—	—	—	(.04 )	—
Total distributions	(.22 )	(1.55)	(1.04)	(.23 )	(.29 )	(.30 )
Net asset value, end of period	$14.84	$15.01	$18.01	$15.90	$16.53	$13.06
Total Return (%)[b,c]	.39 *	(7.97)	20.16	(2.23)	28.91	(11.24)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	298	309	344	267	289	262
Ratio of expenses before expense reductions (%)	1.39 **	1.39	1.38	1.40	1.41	1.41
Ratio of expenses after expense reductions (%)	1.28 **	1.28	1.33	1.33	1.36	1.39
Ratio of net investment income (%)	2.48 **	1.33	1.37	1.07	1.90	2.06
Portfolio turnover rate (%)	16 *	40	44	54	60	78

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

20	|	DWS RREEF Global Infrastructure Fund

DWS RREEF Global Infrastructure Fund — Class C
	Six Months Ended 6/30/23	Years Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$14.75	$17.73	$15.69	$16.33	$12.90	$14.85
Income (loss) from investment operations:
Net investment income[a]	.11	.07	.08	.04	.17	.18
Net realized and unrealized gain (loss)	(.10 )	(1.61)	2.89	(.55 )	3.43	(1.94)
Total from investment operations	.01	(1.54)	2.97	(.51 )	3.60	(1.76)
Less distributions from:
Net investment income	(.11 )	(.10 )	(.07 )	(.08 )	(.15 )	(.19 )
Net realized gains	(.06 )	(1.34)	(.86 )	(.05 )	—	—
Return of capital	—	—	—	—	(.02 )	—
Total distributions	(.17 )	(1.44)	(.93 )	(.13 )	(.17 )	(.19 )
Net asset value, end of period	$14.59	$14.75	$17.73	$15.69	$16.33	$12.90
Total Return (%)[b,c]	.07 *	(8.64)	19.23	(2.99)	27.97	(11.93)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	30	47	98	153	252	278
Ratio of expenses before expense reductions (%)	2.20 **	2.17	2.15	2.16	2.17	2.15
Ratio of expenses after expense reductions (%)	2.03 **	2.03	2.08	2.08	2.11	2.14
Ratio of net investment income (%)	1.47 **	.43	.49	.28	1.15	1.31
Portfolio turnover rate (%)	16 *	40	44	54	60	78

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Infrastructure Fund	|	21

DWS RREEF Global Infrastructure Fund — Class R6
	Six Months Ended 6/30/23	Years Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$14.95	$17.94	$15.85	$16.47	$13.01	$14.99
Income (loss) from investment operations:
Net investment income[a]	.21	.26	.39	.21	.34	.34
Net realized and unrealized gain (loss)	(.14 )	(1.65)	2.79	(.56 )	3.46	(1.97)
Total from investment operations	.07	(1.39)	3.18	(.35 )	3.80	(1.63)
Less distributions from:
Net investment income	(.18 )	(.26 )	(.23 )	(.22 )	(.29 )	(.35 )
Net realized gains	(.06 )	(1.34)	(.86 )	(.05 )	—	—
Return of capital	—	—	—	—	(.05 )	—
Total distributions	(.24 )	(1.60)	(1.09)	(.27 )	(.34 )	(.35 )
Net asset value, end of period	$14.78	$14.95	$17.94	$15.85	$16.47	$13.01
Total Return (%)	.51 b*	(7.75)[b]	20.49	(1.92)	29.33	(11.03)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13	13	22	3	3	2
Ratio of expenses before expense reductions (%)	1.04 **	1.04	1.03	1.06	1.06	1.07
Ratio of expenses after expense reductions (%)	1.03 **	1.03	1.03	1.06	1.06	1.07
Ratio of net investment income (%)	2.74 **	1.50	2.26	1.35	2.22	2.42
Portfolio turnover rate (%)	16 *	40	44	54	60	78

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

22	|	DWS RREEF Global Infrastructure Fund

DWS RREEF Global Infrastructure Fund — Class S
	Six Months Ended 6/30/23	Years Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$14.95	$17.93	$15.84	$16.47	$13.01	$14.97
Income (loss) from investment operations:
Net investment income[a]	.19	.25	.25	.18	.29	.32
Net realized and unrealized gain (loss)	(.14 )	(1.65)	2.91	(.55 )	3.49	(1.96)
Total from investment operations	.05	(1.40)	3.16	(.37 )	3.78	(1.64)
Less distributions from:
Net investment income	(.17 )	(.24 )	(.21 )	(.21 )	(.28 )	(.32 )
Net realized gains	(.06 )	(1.34)	(.86 )	(.05 )	—	—
Return of capital	—	—	—	—	(.04 )	—
Total distributions	(.23 )	(1.58)	(1.07)	(.26 )	(.32 )	(.32 )
Net asset value, end of period	$14.77	$14.95	$17.93	$15.84	$16.47	$13.01
Total Return (%)	.40 b*	(7.76)[b]	20.28 [b]	(2.10)[b]	29.16 [b]	(11.06)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	134	145	178	180	238	612
Ratio of expenses before expense reductions (%)	1.22 **	1.22	1.21	1.21	1.21	1.20
Ratio of expenses after expense reductions (%)	1.13 **	1.13	1.18	1.18	1.20	1.20
Ratio of net investment income (%)	2.60 **	1.46	1.47	1.19	1.94	2.21
Portfolio turnover rate (%)	16 *	40	44	54	60	78

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Infrastructure Fund	|	23

DWS RREEF Global Infrastructure Fund — Institutional Class
	Six Months Ended 6/30/23	Years Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$14.93	$17.92	$15.83	$16.45	$13.00	$14.97
Income (loss) from investment operations:
Net investment income[a]	.20	.27	.28	.20	.34	.33
Net realized and unrealized gain (loss)	(.13 )	(1.67)	2.89	(.55 )	3.44	(1.97)
Total from investment operations	.07	(1.40)	3.17	(.35 )	3.78	(1.64)
Less distributions from:
Net investment income	(.18 )	(.25 )	(.22 )	(.22 )	(.29 )	(.33 )
Net realized gains	(.06 )	(1.34)	(.86 )	(.05 )	—	—
Return of capital	—	—	—	—	(.04 )	—
Total distributions	(.24 )	(1.59)	(1.08)	(.27 )	(.33 )	(.33 )
Net asset value, end of period	$14.76	$14.93	$17.92	$15.83	$16.45	$13.00
Total Return (%)	.51 b*	(7.73)[b]	20.42 [b]	(1.95)[b]	29.21 [b]	(11.06)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	658	707	873	689	750	383
Ratio of expenses before expense reductions (%)	1.13 **	1.13	1.13	1.14	1.13	1.14
Ratio of expenses after expense reductions (%)	1.03 **	1.03	1.08	1.08	1.11	1.14
Ratio of net investment income (%)	2.71 **	1.57	1.62	1.32	2.24	2.30
Portfolio turnover rate (%)	16 *	40	44	54	60	78

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

24	|	DWS RREEF Global Infrastructure Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS RREEF Global Infrastructure Fund (the “Fund” ) is a non-diversified series of Deutsche DWS Global/International Fund, Inc. (the “Corporation” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Maryland corporation.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

DWS RREEF Global Infrastructure Fund	|	25

The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of

26	|	DWS RREEF Global Infrastructure Fund

the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. Prior to May 1, 2023, Brown Brothers Harriman & Co., served as securities lending agent for the Fund. Effective May 1, 2023, National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2023, the Fund invested the cash collateral into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of June 30, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

DWS RREEF Global Infrastructure Fund	|	27

As of June 30, 2023, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At June 30, 2023, the aggregate cost of investments for federal income tax purposes was $966,824,591. The net unrealized appreciation for all investments based on tax cost was $192,881,800. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $239,690,927 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $46,809,127.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial

28	|	DWS RREEF Global Infrastructure Fund

statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in limited partnerships and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses.  Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT” ) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available.

DWS RREEF Global Infrastructure Fund	|	29

Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2023, purchases and sales of investment securities (excluding short-term investments) aggregated $188,877,582 and $260,613,950, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
RREEF America L.L.C. (“RREEF” ), also an indirect, wholly owned subsidiary of DWS Group, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund’s portfolio have been delegated to RREEF. DIMA compensates RREEF out of the management fee it receives from the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.900%
Next $1 billion of such net assets	.875%
Next $2 billion of such net assets	.825%
Next $2 billion of such net assets	.775%
Over $6 billion of such net assets	.750%

30	|	DWS RREEF Global Infrastructure Fund

Accordingly, for the six months ended June 30, 2023, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.896% of the Fund’s average daily net assets.
For the period from January 1, 2023 through April 30, 2023, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.28%
Class C	2.03%
Class R6	1.03%
Class S	1.13%
Institutional Class	1.03%
Effective May 1, 2023 through April 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.29%
Class C	2.04%
Class R6	1.04%
Class S	1.14%
Institutional Class	1.04%
For the six months ended June 30, 2023, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$164,322
Class C	32,060
Class R6	489
Class S	61,775
Institutional Class	338,515
$597,161
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services

DWS RREEF Global Infrastructure Fund	|	31

provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2023, the Administration Fee was $576,004, of which $90,840 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2023, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2023
Class A	$8,526	$2,717
Class C	861	391
Class R6	186	74
Class S	5,781	1,893
Institutional Class	1,310	450
	$16,664	$5,525
In addition, for the six months ended June 30, 2023, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$151,470
Class C	31,184
Class S	124,043
Institutional Class	321,621
$628,318
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements

32	|	DWS RREEF Global Infrastructure Fund

with various firms at various rates for sales of Class C shares. For the six months ended June 30, 2023, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at June 30, 2023
Class C	$141,674	$18,950
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2023, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at June 30, 2023	Annualized Rate
Class A	$380,079	$125,602.25%
Class C	46,352	13,309.25%
	$426,431	$138,911
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2023 aggregated $2,252.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended June 30, 2023, the CDSC for Class C shares aggregated $1,514. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2023, DDI received $51 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $860, of which $280 is unpaid.
Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in

DWS RREEF Global Infrastructure Fund	|	33

accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2023.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,293,500	$19,702,710	3,150,348	$53,676,520
Class C	35,608	534,458	180,356	3,081,706
Class R6	5,586	83,562	14,794	254,854
Class S	649,678	9,924,190	1,040,941	17,860,407
Institutional Class	3,260,856	49,205,546	10,942,102	182,906,662
		$79,450,466		$257,780,149

34	|	DWS RREEF Global Infrastructure Fund

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	266,779	$3,869,780	1,700,530	$25,873,439
Class T	—	—	19 *	307 *
Class C	23,100	329,035	305,309	4,579,990
Class R6	14,865	214,777	89,464	1,362,565
Class S	142,868	2,062,744	928,750	14,091,378
Institutional Class	643,274	9,281,552	4,130,757	62,710,701
		$15,757,888		$108,618,380
Shares redeemed
Class A	(2,044,903)	$(30,999,480)	(3,382,301)	$(56,662,407)
Class T	—	—	(775)*	(11,462)*
Class C	(1,220,214)	(18,268,790)	(2,799,014)	(47,022,149)
Class R6	(5,735)	(88,560)	(466,972)	(8,377,943)
Class S	(1,391,597)	(21,014,438)	(2,176,982)	(36,216,462)
Institutional Class	(6,667,733)	(100,433,839)	(16,480,661)	(273,083,012)
		$(170,805,107)		$(421,373,435)
Net increase (decrease)
Class A	(484,624)	$(7,426,990)	1,468,577	$22,887,552
Class T	—	—	(756)*	(11,155)*
Class C	(1,161,506)	(17,405,297)	(2,313,349)	(39,360,453)
Class R6	14,716	209,779	(362,714)	(6,760,524)
Class S	(599,051)	(9,027,504)	(207,291)	(4,264,677)
Institutional Class	(2,763,603)	(41,946,741)	(1,407,802)	(27,465,649)
		$(75,596,753)		$(54,974,906)

*	For the period from January 1, 2022 to September 30, 2022 (Class T liquidation date).
F.
Global Infrastructure Concentration Risk
Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting infrastructure-related companies may have a significant impact on the Fund’s performance. The Fund invests primarily in the securities of infrastructure-related companies, and will therefore be susceptible to adverse economic, business, regulatory or other

DWS RREEF Global Infrastructure Fund	|	35

occurrences affecting infrastructure-related companies. Infrastructure related companies can be negatively affected by various factors, including general or local economic conditions and political developments, general changes in market sentiment towards infrastructure assets, high interest costs in connection with capital construction and improvement programs, difficulty in raising capital, costs associated with compliance with changes in regulations, regulation or intervention by various government authorities, including government regulation of rates, inexperience with and potential losses resulting from the deregulation of a particular industry or sector, changes in tax laws, environmental problems, commodities markets disruptions (e.g., significant changes over short time periods in the price of oil), technological changes, surplus capacity, casualty losses, threat of terrorist attacks and changes in interest rates. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure-related companies. Infrastructure-related companies also have been and may continue to be adversely affected by the pandemic spread of the novel coronavirus known as COVID-19, which at times has caused or may continue to cause decreased demand for infrastructure projects, increased delays or cancellations of infrastructure projects and impacts on certain types of infrastructure assets more than others (e.g., airports, toll roads, ports and midstream oil infrastructure companies). Infrastructure-related companies may be focused in the energy, industrials and utilities sectors. At times, the performance of securities in these sectors may lag the performance of other sectors or the broader market as a whole. A downturn in these sectors could have an adverse impact on the fund.

36	|	DWS RREEF Global Infrastructure Fund

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

DWS RREEF Global Infrastructure Fund	|	37

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2023 to June 30, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

38	|	DWS RREEF Global Infrastructure Fund

Expenses and Value of a $1,000 Investment
for the six months ended June 30, 2023 (Unaudited)

Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/23	$1,003.90	$1,000.70	$1,005.10	$1,004.00	$1,005.10
Expenses Paid per $1,000*	$6.36	$10.07	$5.12	$5.61	$5.12
Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/23	$1,018.45	$1,014.73	$1,019.69	$1,019.19	$1,019.69
Expenses Paid per $1,000*	$6.41	$10.14	$5.16	$5.66	$5.16

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
DWS RREEF Global Infrastructure Fund	1.28%	2.03%	1.03%	1.13%	1.03%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS RREEF Global Infrastructure Fund	|	39

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by the Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2023, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2021 through November 30, 2022 (the “Reporting Period” ). During the Reporting Period, your Fund was predominately invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

40	|	DWS RREEF Global Infrastructure Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Directors (hereinafter referred to as the “Board”  or “Directors” ) approved the renewal of DWS RREEF Global Infrastructure Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and sub-advisory agreement (the “Sub-Advisory Agreement”  and together with the Agreement, the “Agreements” ) between DIMA and RREEF America L.L.C. (“RREEF” ), an affiliate of DIMA, in September 2022.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Directors (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Directors regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Directors were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and RREEF are part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset

DWS RREEF Global Infrastructure Fund	|	41

management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and RREEF’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and RREEF provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including RREEF. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 1st quartile, 1st quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has

42	|	DWS RREEF Global Infrastructure Fund

outperformed its benchmark in the three-year period and has underperformed its benchmark in the one- and five-year periods ended December 31, 2021.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that, effective October 1, 2022, in connection with the 2022 contract renewal process, DIMA implemented a new management fee breakpoint schedule. With respect to the sub-advisory fee paid to RREEF, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages both institutional accounts and DWS Europe Funds comparable to the Fund. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and RREEF.

DWS RREEF Global Infrastructure Fund	|	43

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of

44	|	DWS RREEF Global Infrastructure Fund

the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present. It is possible that individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS RREEF Global Infrastructure Fund	|	45

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

46	|	DWS RREEF Global Infrastructure Fund

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor”  ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group. RREEF America L.L.C.
(“RREEF” ), an indirect, wholly owned subsidiary of DWS Group, is the subadvisor for the Fund.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	TOLLX	TOLCX	TOLSX	TOLIX
CUSIP Number	25156A 874	25156A 866	25156A 809	25156A 858
Fund Number	456	756	2156	1456

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	TOLZX
CUSIP Number	25156A 718
Fund Number	1656

DWS RREEF Global Infrastructure Fund	|	47

222 South Riverside Plaza
Chicago, IL 60606-5808
DRGIF-3
(R-028291-12 8/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Infrastructure Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/29/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/29/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/29/2023